Shareholder Report, Average Annual Return (Details)	6 Months Ended	10 Months Ended	12 Months Ended	22 Months Ended	29 Months Ended	44 Months Ended	54 Months Ended	60 Months Ended	68 Months Ended	70 Months Ended	94 Months Ended	104 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	120 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000212225 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(7.83%)		3.58%					(3.31%)	(0.49%)
C000236410 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.38%		2.16%		1.33%
C000240517 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(7.15%)		(2.11%)	(10.82%)
C000246989 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(7.25%)	(10.51%)
C000210492 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.17%		22.79%			9.28%
C000210493 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.68%		10.13%					12.93%	13.84%
C000179059 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.76%		10.01%					6.31%			6.56%
C000205801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.04%		2.43%					3.89%		4.72%
C000152570 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.18%		9.58%					8.63%								10.60%
C000153270 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	6.24%		19.96%					10.59%							8.35%
C000149148 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.49%)		7.12%					6.70%									6.73%
C000149539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.07%		22.40%					11.27%									10.10%
C000156614 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.84%		11.93%					7.57%						4.75%
C000157303 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.45%		18.12%					9.50%					7.80%
C000157306 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.35%		15.12%					9.07%					8.81%
C000154547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.68%		10.20%					6.12%							5.01%
C000154548 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.02%		9.45%					4.83%							5.93%
C000082529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	10.31%		29.04%					10.83%									5.98%
C000099140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.61%		9.19%					2.09%									4.26%
C000133231 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	5.01%		16.49%					11.17%									9.08%
C000119715 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.03%)		9.11%					5.95%									5.83%
C000119716 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.63%		10.84%					5.49%									5.41%
C000140338 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.25%)		8.05%					4.65%									5.62%
C000140337 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.38%)		9.22%					6.58%									5.89%
C000148919 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	9.35%		18.61%					0.72%				3.74%
C000149147 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.58%		14.36%					7.43%									6.82%
C000065072 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.12%		17.83%					2.65%									3.51%
C000061364 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.20%		20.86%					11.04%									9.86%
C000061363 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.98%		11.06%					5.28%									5.06%
C000055846 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.54%		22.71%					12.83%									11.12%
C000052896 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.58%)		7.48%					3.38%									5.69%
C000050168 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(4.23%)		6.41%					3.35%									5.81%
C000012201 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.89%		11.65%					6.78%									4.71%
C000012200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.81%)		6.51%					4.89%									5.96%
C000012094 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	25.52%		49.30%					(2.33%)									(0.31%)
C000012081 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.06%		9.04%					6.14%									5.60%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	1.52%		10.89%				1.52%	5.50%			5.81%		4.99%	4.89%			5.23%
FTSE Emerging All Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Emerging All Cap Index
Average Annual Return, Percent	3.35%		16.39%					4.66%									4.68%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	7.37%		20.72%	21.31%	15.59%	7.13%		11.04%	11.58%	11.03%						9.44%	9.77%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	1.50%		14.75%					3.04%				6.08%					3.76%
S And P Global Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Broad Market Index
Average Annual Return, Percent	6.70%		19.73%					10.43%							8.69%
S And P Developed ex US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex US Broad Market Index
Average Annual Return, Percent	(0.38%)		8.46%					(5.86%)							(4.70%)
STOXX Global Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Total Market Index
Average Annual Return, Percent	6.53%	15.37%
MSCI World ex USA Investable Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Investable Market Index
Average Annual Return, Percent	1.25%		9.23%					6.19%			6.35%
NYSE FactSet Global Autonomous Driving and Electric Vehicle Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Autonomous Driving and Electric Vehicle Index
Average Annual Return, Percent	3.19%		1.39%					3.68%		4.54%
Morningstar Global Digital Infrastructure And Connectivity IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Digital Infrastructure & Connectivity Index℠
Average Annual Return, Percent	10.79%		23.28%			9.53%
NYSE FactSet Global Cyber Security Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Cyber Security Index
Average Annual Return, Percent	9.15%		10.56%					13.03%	13.99%
NYSE FactSet Global Genomics and Immuno Biopharma Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Genomics and Immuno Biopharma Index
Average Annual Return, Percent	(7.66%)		3.38%					(3.13%)	(0.35%)
NYSE FactSet Global Neuro Biopharma and MedTech Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NYSE® FactSet® Global Neuro Biopharma and MedTech Index
Average Annual Return, Percent	1.54%		2.30%		1.48%
Morningstar Global Emerging Green Technologies Select IndexSM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Global Emerging Green Technologies Select Index℠
Average Annual Return, Percent	(6.76%)		(2.08%)	(10.28%)
STOXX Global Energy Storage and Materials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Energy Storage and Materials Index
Average Annual Return, Percent	(6.67%)	(9.93%)
MSCI Europe Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Financials Index
Average Annual Return, Percent	11.21%		28.66%					10.94%									6.13%
MSCI EAFE Minimum Volatility USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Minimum Volatility (USD) Index
Average Annual Return, Percent	1.02%		8.66%					2.09%									4.28%
MSCI EAFE IMI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE IMI Index
Average Annual Return, Percent	0.55%		8.44%					5.86%									5.69%
MSCI ACWI ex USA IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA IMI
Average Annual Return, Percent	1.05%		10.28%					5.46%									5.31%
MSCI EAFE 100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE® 100% Hedged to USD Index
Average Annual Return, Percent	5.59%		16.65%					11.16%									9.21%
MSCI Europe IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe IMI
Average Annual Return, Percent	0.22%		8.63%					6.45%									5.71%
MSCI Pacific IMI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Pacific IMI
Average Annual Return, Percent	0.28%		7.18%					4.71%									5.62%
MSCI China A Inclusion Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China A Inclusion Index
Average Annual Return, Percent	9.91%		19.26%					1.08%				3.22%
MSCI World ex USA Momentum Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Momentum Index
Average Annual Return, Percent	1.22%		14.01%					7.79%									7.15%
MSCI World ex USA Sector Neutral Quality Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Sector Neutral Quality Index
Average Annual Return, Percent	0.34%		6.90%					6.90%									6.97%
MSCI ACWI Low Carbon Target Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Low Carbon Target Index
Average Annual Return, Percent	8.23%		22.10%					11.14%									9.86%
Morningstar Exponential Technologies Index SM [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Exponential Technologies Index℠
Average Annual Return, Percent	5.70%		10.01%					9.09%								10.96%
STOXX Global Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Global Equity Factor Index
Average Annual Return, Percent	6.12%		19.39%					10.71%							8.51%
STOXX International Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Equity Factor Index
Average Annual Return, Percent	1.26%		9.51%					6.17%							5.11%
STOXX International Small Cap Equity Factor Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX International Small-Cap Equity Factor Index
Average Annual Return, Percent	0.86%		9.08%					5.13%							6.21%
MSCI World ex USA Enhanced Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Enhanced Value Index
Average Annual Return, Percent	1.25%		11.23%					7.81%						4.89%
MSCI ACWI ex USA 100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA 100% Hedged to USD Index
Average Annual Return, Percent	5.41%		18.04%					9.47%					7.90%
MSCI EAFE Small Cap 100 Hedged to USD Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap 100% Hedged to USD Index
Average Annual Return, Percent	3.72%		15.48%					9.22%					9.05%
MSCI EAFE Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Growth Index
Average Annual Return, Percent	0.03%		6.31%					5.22%									6.27%
MSCI EAFE Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Value Index
Average Annual Return, Percent	1.54%		11.15%					6.92%									4.86%
MSCI Europe Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe Small Cap Index
Average Annual Return, Percent	(3.56%)		6.08%					3.48%									5.87%
MSCI EAFE Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Small Cap Index
Average Annual Return, Percent	(0.86%)		7.09%					3.60%									5.87%
MSCI Kokusai Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Kokusai Index
Average Annual Return, Percent	8.68%		22.47%					12.55%									10.86%
MSCI AC Asia ex Japan Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia ex Japan Index
Average Annual Return, Percent	2.91%		19.30%					3.66%									4.36%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	0.78%		8.65%					6.25%									5.69%
FTSE China 50 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE China 50 Index
Average Annual Return, Percent	23.97%		49.09%					(1.77%)									0.33%